Summary of Significant Accounting Policies (Details) - EDCP - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value:	$ 256,333,588	$ 537,965,068
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value:	93,722,835	361,974,038
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value:	256,333,588	537,965,068
Total | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value:	40,260,526	40,043,259
Total | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value:	122,350,227	135,947,771
Total | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value:	93,722,835	361,974,038
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value:	256,333,588	537,965,068
Level 1 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value:	40,260,526	40,043,259
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value:	122,350,227	135,947,771
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value:	93,722,835	361,974,038
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value:	0	0
Level 2 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value:	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value:	0	0
Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value:	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value:	0	0
Level 3 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value:	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value:	0	0
Level 3 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value:	$ 0	$ 0